Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Total revenue	$ 464,549	$ 479,688	$ 434,094
In-game purchases
Disclosure of products and services [line items]
Total revenue	434,326	459,660	406,594
Advertising
Disclosure of products and services [line items]
Total revenue	$ 30,223	$ 20,028	$ 27,500